RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
May 31, 2020
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

	Salary	Share-based
Year ended May 31, 2020	or fees	payments	Total
Management	$977,284	$484,557	$1,461,841
Directors	171,137	1,208,270	1,379,407
	$1,148,421	$1,692,827	$2,841,248

	Salary	Share-based
Year ended May 31, 2019	or fees	payments	Total
Management	$907,230	$386,013	$1,293,243
Directors	160,066	517,430	677,496
	$1,067,296	$903,443	$1,970,739

The services of the Chief Financial Officer ("CFO") of the Company are provided through a management services company, Seaboard Services Corp., which bills the Company for various administrative and regulatory services on a monthly basis and included within the monthly amount is the cost of the CFO which is not billed separately. For the year ended May 31, 2020, the Company was billed $174,000 (2019 - $130,500) by the management services company and part of that amount was for the CFO services, such amount is not included in the table above.

As at May 31, 2020, the Company had $590,357 (2019 - $407,284) due to directors and management related to salary, fees, and/or reimbursements, which have been included in accounts payable and accrued liabilities.